Technology Expenses	6 Months Ended
Jun. 30, 2026
Technology Expenses [abstract]
Technology expenses

23. Technology expenses

	Three-month period ended June 30		Six-month period ended June 30
	2026	2025	2026	2025
Software expenses	(161,977)	(111,726)	(293,227)	(200,944)
IT Services	(20,003)	(13,373)	(51,215)	(37,056)
Total	(181,980)	(125,098)	(344,442)	(238,000)